Uncertainty due to changes in domestic and global economic conditions	12 Months Ended
Dec. 31, 2022
Uncertainty due to changes in domestic and global economic conditions [Abstract]
Uncertainty due to changes in domestic and global economic conditions
49.	Uncertainty due to changes in domestic and global economic conditions
Increased internal and external economic uncertainty, such as inflation and rising market interest rates, and the prolonged
COVID-19
are negatively affecting the global economy. The Group uses forward-looking information to estimate expected credit losses in accordance with IFRS 9 ‘Financial Instruments’ and there have been changes in forward-looking information due to the increase in future uncertainty. Accordingly, the probability of default rate for the year ended December 31, 2022 is re-estimated
using changed forward-looking information on major variables such as GDP growth rate, consumer price fluctuation rate and unemployment rate to compute the probability of default rate. The Group will continue to monitor internal and external economic uncertainties and the impact of the
COVID-19
on the economy.

Risk exposures by major consolidated subsidiaries due to
COVID-19
are as follows, figures may significantly vary for industries that are highly affected by future economic conditions:

(a)	Shinhan Bank

	2021
	Airlift passenger		Lodging	Oil/ petroleum refinery	Art-related	Movie theater	Clothing manufacturing	Travel	Total
Loans at amortized cost	~~W~~	164,904	3,314,684	937,385	219,859	86,241	2,082,545	92,152	6,897,770
Securities at fair value through profit or loss		—	—	29,911	—	—	—	2,737	32,648
Securities at fair value through other comprehensive income		114,158	18,142	264,343	—	7,123	10,678	—	414,444
Off-balance accounts		364,351	323,638	2,650,311	20,196	91,622	982,026	37,941	4,470,085

	~~W~~	643,413	3,656,464	3,881,950	240,055	184,986	3,075,249	132,830	11,814,947

	2022
	Airlift passenger		Lodging	Oil/ petroleum refinery	Art-related	Movie theater	Clothing manufacturing	Travel	Total
Loans at amortized cost	~~W~~	154,076	3,281,340	1,217,228	209,652	76,982	2,160,803	56,719	7,156,800
Securities at fair value through other comprehensive income		123,875	18,416	211,000	—	—	14,776	—	368,067
Securities at amortized cost		59,997	—	—	—	—	—	—	59,997
Off-balance accounts		435,399	254,076	2,731,899	8,500	76,817	1,162,054	36,784	4,705,529

	~~W~~	773,347	3,553,832	4,160,127	218,152	153,799	3,337,633	93,503	12,290,393

(b)	Shinhan Card Co., Ltd.

	2021
	Retails
	Credit sales		Short term card loan	Long term card loan	Total
Loans at amortized cost	~~W~~	371,197	152,838	387,318	911,353
Total Exposure		814,598		—	814,598

	2022
	Retails
	Credit sales		Short term card loan	Long term card loan	Total
Loans at amortized cost	~~W~~	439,882	187,652	424,445	1,051,979
Total Exposure		870,572		—	870,572

(c)	Jeju Bank

	2021
	Airlift passenger		Lodging	Art-related	Movie theater	Leisure related service industry	Bus business	Bath business	Youth training facilities business	Total
Loans at amortized cost	~~W~~	—	295,664	4,161	596	25,432	7,535	17,089	5,466	355,943
Off-balance accounts		4	5,439	161	4	991	197	538	6	7,340

	~~W~~	4	301,103	4,322	600	26,423	7,732	17,627	5,472	363,283

	2022
	Airlift passenger		Lodging	Art-related	Movie theater	Leisure related service industry	Bus business	Bath business	Youth training facilities business	Total
Loans at amortized cost	~~W~~	—	303,118	4,752	226	11,299	8,152	9,064	5,438	342,049
Off-balance accounts		1	6,107	173	4	841	384	339	4	7,853

	~~W~~	1	309,225	4,925	230	12,140	8,536	9,403	5,442	349,902

As of December 31, 2021 and 2022, the exposure of the loans applied for moratorium of interest payments and moratorium of repayment in installments is as follows:

(a)	Shinhan Bank

	2021		2022
Moratorium of interest payments	~~W~~	224,449	165,442
Moratorium of repayment in installments		1,342,366	1,105,481
Moratorium of interest payments and moratorium of repayment in installments		65,773	66,218

	~~W~~	1,632,588	1,337,141

(b)	Jeju Bank

	2021		2022
Moratorium of interest payments	~~W~~	348	—
Moratorium of repayment in installments		276,193	351,129

	~~W~~	276,541	351,129